May 21, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Investors Trust
(File Nos. 33-23512; 811-05629)

Ladies and Gentlemen:

On behalf of ING Investors Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 1, 2013, to the Prospectuses dated April 30, 2013 for ING Pioneer Fund Portfolio.

The purpose of the filing is to submit the 497(e) filing dated May 1, 2013 in XBRL for the ING Pioneer Fund Portfolio.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli

Vice President and Senior Counsel

ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Suite 100	Tel: 480-477-3000
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com